Information by operating segment (Details 3) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 28,390	$ 31,250
Non-current assets	177,134	155,941
Investments	1,644	1,566
Property, plant and equipment	146,632	130,169	$ 127,419	$ 125,330
Total assets	205,524	187,191
Operating segments [member]
IfrsStatementLineItems [Line Items]
Current assets	28,390	31,250
Non-current assets	177,134	155,941
Long-term receivables	25,471	21,220
Investments	1,644	1,566
Property, plant and equipment	146,632	130,169
Operating assets	126,739	115,331
Under construction	19,893	14,838
Intangible assets	3,387	2,986
Total assets	205,524	187,191
Operating segments [member] | Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,542	5,224
Non-current assets	129,083	111,110
Long-term receivables	7,857	6,351
Investments	399	379
Property, plant and equipment	118,005	101,875
Operating assets	103,840	92,087
Under construction	14,165	9,788
Intangible assets	2,822	2,505
Total assets	131,625	116,334
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Current assets	10,810	12,035
Non-current assets	23,628	22,396
Long-term receivables	2,078	1,811
Investments	1,028	977
Property, plant and equipment	20,396	19,496
Operating assets	17,431	16,851
Under construction	2,965	2,645
Intangible assets	126	112
Total assets	34,438	34,431
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Current assets	459	391
Non-current assets	6,418	7,193
Long-term receivables	101	94
Investments	160	173
Property, plant and equipment	6,074	6,851
Operating assets	3,746	4,808
Under construction	2,328	2,043
Intangible assets	83	75
Total assets	6,877	7,584
Operating segments [member] | Corporates And Other [Member]
IfrsStatementLineItems [Line Items]
Current assets	19,362	18,864
Non-current assets	18,005	15,242
Long-term receivables	15,435	12,964
Investments	57	37
Property, plant and equipment	2,157	1,947
Operating assets	1,722	1,585
Under construction	435	362
Intangible assets	356	294
Total assets	37,367	34,106
Operating segments [member] | Eliminations 1 [Member]
IfrsStatementLineItems [Line Items]
Current assets	(4,783)	(5,264)
Non-current assets
Long-term receivables
Investments
Property, plant and equipment
Operating assets
Under construction
Intangible assets
Total assets	$ (4,783)	$ (5,264)